Principal Subsidiaries Investments in Associates and Joint Ventures - Summary of Principal Subsidiaries, Investments in Associates and Joint Ventures (Detail)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Thailand [Member] | TMB Public Company Limited [member]
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Principal place of business of associate	Bangkok
Interest held	30.00%	30.00%
ING Bank N.V. [member] | Netherlands [member]
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Statutory place of Incorporation	Amsterdam
Proportion of ownership and interest held by the group	100.00%	100.00%
Bank Mendes Gans N.V. [member] | Netherlands [member]
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Statutory place of Incorporation	Amsterdam
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Lease (Nederland) B.V. [member] | Netherlands [member]
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Statutory place of Incorporation	Amsterdam
Proportion of ownership and interest held by the group	100.00%	100.00%
Record Bank [Member] | Belgium [member]
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Statutory place of Incorporation	Brussels
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Belgie N.V. [member] | Belgium [member]
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Statutory place of Incorporation	Brussels
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Luxembourg S.A. [member] | Luxembourg [member]
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Statutory place of Incorporation	Luxembourg City
Proportion of ownership and interest held by the group	100.00%	100.00%
ING-DiBa AG [Member] | Germany [member]
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Statutory place of Incorporation	Frankfurt am Main
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Bank Slaski S.A. [Member] | Poland [member]
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Statutory place of Incorporation	Katowice
Proportion of ownership and interest held by the group	75.00%	75.00%
ING Financial Holdings Corporation [member] | United States [member]
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Statutory place of Incorporation	Delaware
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Bank A.S. [member] | Turkey [member]
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Statutory place of Incorporation	Istanbul
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Bank (Australia) Limited [member] | Australia [member]
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Statutory place of Incorporation	Sydney
Proportion of ownership and interest held by the group	100.00%	100.00%
ING Bank (Eurasia) Joint Stock Company [member] | Russia [member]
Disclosure of Significant Investments in Principal Subsidiaries, Associates and Joint Ventures [Line Items]
Statutory place of Incorporation	Moscow
Proportion of ownership and interest held by the group	100.00%	100.00%